Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Franchise Fees
The table below summarizes the franchise fees incurred (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
Line Item	2020	2019	2020	2019
Other hotel expenses	$3,202	$20,954	$17,261	$38,702

The table below summarizes the franchise fees incurred (in thousands):

	Year Ended December 31,
Line Item	2019	2018	2017
Other hotel expenses	$76,707	$72,095	$69,300